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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY



Investment Company Act file number                811-09913
                                   --------------------------------------------



                           AIM Counselor Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



     Philip A. Taylor   11 Greenway Plaza, Suite 100   Houston, Texas 77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:     (713) 626-1919
                                                   ----------------------------


Date of fiscal year end:     8/31
                        ---------------


Date of reporting period:   03/31/07
                         --------------

Item 1.  Schedule of Investments.

                       AIM SELECT REAL ESTATE INCOME FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SREI-QTR-1 3/07   A I M Advisors, Inc.

AIM Select Real Estate Income Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
PREFERRED STOCKS-55.50%
APARTMENTS-2.43%
Equity Residential-Series K, 8.29%(a)                     4,200   $      238,875
Mid-America Apartment Communities,
   Inc.-Series H, 8.30%                                 195,000        5,007,600
Post Properties, Inc.-Series A, 8.50%                    71,700        4,319,208
                                                                  --------------
                                                                       9,565,683
                                                                  --------------
DIVERSIFIED-4.55%
Crescent Real Estate Equities Co.-Series
   B, 9.50%                                              51,400        1,300,934
iStar Financial Inc.,
   Series E, 7.88%                                      185,000        4,743,400
   Series I, 7.50%                                      200,000        5,076,000
Lexington Realty-Series B, 8.05%                         70,000        1,775,200
Vornado Realty Trust-Series F, 6.75%                    200,000        5,038,000
                                                                  --------------
                                                                      17,933,534
                                                                  --------------
FREESTANDING-1.08%
National Retail Properties Inc.-Series C,
   7.38%                                                167,000        4,266,850
                                                                  --------------
HEALTHCARE-3.27%
Health Care Property Investors, Inc.-
   Series F, 7.10%                                      285,000        7,310,250
Health Care REIT, Inc.-Series F, 7.63%                   16,600          427,450
OMEGA Healthcare Investors, Inc.-Series
   D, 8.38%                                             200,000        5,160,000
                                                                  --------------
                                                                      12,897,700
                                                                  --------------
INDUSTRIAL/OFFICE MIXED-5.08%
Duke Realty Corp.,
   Series J, 6.63%                                       11,300          283,065
   Series M, 6.95%                                      120,000        3,036,000
   Series N, 7.25%                                      200,000        5,182,000
LBA Realty Fund II,
   Series A, 8.75% (Acquired
   07/29/03; Cost $3,000,000)(b)(c)                      60,000        2,820,000
   Series B, 7.63% (Acquired
   03/30/04; Cost $3,480,000)(b)(c)                     139,200        2,905,800
PS Business Parks, Inc.,
   Series M, 7.20%                                      128,600        3,243,292
   Series O, 7.38%                                      100,000        2,547,000
                                                                  --------------
                                                                      20,017,157
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL PROPERTIES-3.40%
EastGroup Properties, Inc.-Series D,
   7.95%(b)                                             260,000   $    6,598,800
First Industrial Realty Trust, Inc.,
   Series J, 7.25%                                      220,300        5,586,808
   Series K, 7.25%                                       45,000        1,140,300
ProLogis-Series C, 8.54%(a)                                 950           57,030
                                                                  --------------
                                                                      13,382,938
                                                                  --------------
LODGING-RESORTS-9.70%
Eagle Hospitality Properties Trust, Inc.-
   Series A, 8.25%                                      291,500        7,141,750
FelCor Lodging Trust Inc.-Series C,
   8.00%                                                163,700        4,164,528
Hersha Hospitality Trust-Series A, 8.00%                 43,800        1,126,098
Hilton Hotels Corp.,  8.00%                              45,000        1,168,650
Hospitality Properties Trust-Series B,
   8.88%                                                450,000       11,542,500
LaSalle Hotel Properties-Series B, 8.38%                 40,000        1,032,000
Strategic Hotels & Resorts, Inc.,
   Series B, 8.25%                                       72,700        1,840,037
   Series C, 8.25%                                      200,000        5,116,000
Sunstone Hotel Investors, Inc.-Series A,
   8.00%                                                200,000        5,090,000
                                                                  --------------
                                                                      38,221,563
                                                                  --------------
OFFICE PROPERTIES-8.81%
Corporate Office Properties Trust,
   Series G, 8.00%                                      300,000        7,680,000
   Series J, 7.63%                                      200,000        5,090,000
HRPT Properties Trust-Series B 8.75%                    510,000       13,086,600
Kilroy Realty Corp.,
   Series E, 7.80%                                       51,600        1,328,700
   Series F, 7.50%                                      175,000        4,481,750
SL Green Realty Corp.-Series C, 7.63%                   120,000        3,045,600
                                                                  --------------
                                                                      34,712,650
                                                                  --------------
REGIONAL MALLS-11.09%
CBL & Associates Properties, Inc.,
   Series B, 8.75%                                      315,000       15,850,800
   Series C, 7.75%                                      350,000        8,939,000
   Series D, 7.38%                                      175,000        4,497,500
Glimcher Realty Trust,
   Series F, 8.75%                                       80,000        2,045,600
   Series G, 8.13%                                      144,000        3,643,200
Realty Income Corp.-Series E, 6.75%                     160,000        4,016,000
Taubman Centers, Inc.-Series G, 8.00%                   183,200        4,710,072
                                                                  --------------
                                                                      43,702,172
                                                                  --------------

AIM Select Real Estate Income Fund


                                                       SHARES          VALUE
                                                     ----------   --------------
SELF STORAGE FACILITIES-2.35%
PS Business Parks, Inc.-Series P, 6.70%                 107,300   $    2,635,288
Public Storage, Inc.,
   Series C, 6.60%                                       16,000          399,360
   Series G, 7.00%                                       60,000        1,531,200
   Series I, 7.25%                                      124,800        3,222,336
   Series M, 6.63%                                       60,000        1,485,000
                                                                  --------------
                                                                       9,273,184
                                                                  --------------
SHOPPING CENTERS-1.26%
Cedar Shopping Centers Inc.-Series A,
   8.88%                                                 75,000        1,968,000
Ramco-Gershenson Properties Trust-
   Series B, 9.50%                                       29,600          752,432
Regency Centers Corp.,
   Series D, 7.25%                                       13,600          343,944
   Series E, 6.70%                                       25,500          633,420
Saul Centers, Inc.-Series A, 8.00%                       50,000        1,280,000
                                                                  --------------
                                                                       4,977,796
                                                                  --------------
SPECIALTY PROPERTIES-2.48%
Digital Realty Trust, Inc.,
   Series A, 8.50%                                       51,100        1,313,781
   Series B, 7.88%                                       80,000        2,056,000
Entertainment Properties Trust,
   Series A, 9.50%                                      138,900        3,521,115
   Series B, 7.75%                                      112,800        2,888,808
                                                                  --------------
                                                                       9,779,704
                                                                  --------------
      Total Preferred Stocks
         (Cost $214,927,042)                                         218,730,931
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS,
   COMMON STOCKS & OTHER EQUITY
   INTERESTS-37.67%
APARTMENTS-0.57%
American Campus Communities, Inc.                        73,400        2,223,286
                                                                  --------------
DIVERSIFIED-5.42%
Colonial Properties Trust                                95,278        4,351,346
DWS RREEF Real Estate Fund Inc.                          35,135          887,159
iStar Financial Inc.                                    259,700       12,161,751
Neuberger Berman Realty Income Fund
   Inc.                                                 111,300        2,663,409
Nuveen Real Estate Income Fund                           48,800        1,311,256
                                                                  --------------
                                                                      21,374,921
                                                                  --------------
FREESTANDING-4.44%
Getty Realty Corp.                                       91,500        2,629,710
National Retail Properties Inc.                         523,000       12,651,370
Realty Income Corp.                                      78,800        2,222,160
                                                                  --------------
                                                                      17,503,240
                                                                  --------------
HEALTHCARE-12.17%
Cogdell Spencer Inc.                                    113,300        2,387,231
Health Care Property Investors, Inc.                    230,900        8,319,327
Health Care REIT, Inc.                                  197,373        8,664,675
Healthcare Realty Trust, Inc.                           320,100       11,939,730
Medical Properties Trust Inc.                           110,500        1,623,245
Nationwide Health Properties, Inc.                      173,300        5,417,358
OMEGA Healthcare Investors, Inc.                        205,200        3,519,180
Senior Housing Properties Trust                         255,200        6,099,280
                                                                  --------------
                                                                      47,970,026
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL/OFFICE MIXED-1.47%
Liberty Property Trust                                  119,200   $    5,807,424
                                                                  --------------
LODGING-RESORTS-4.98%
Ashford Hospitality Trust                               123,200        1,471,008
Equity Inns Inc.                                         84,900        1,390,662
Hersha Hospitality Trust                                209,400        2,466,732
Hospitality Properties Trust                            262,300       12,275,640
Innkeepers USA Trust                                    123,200        2,005,696
                                                                  --------------
                                                                      19,609,738
                                                                  --------------
OFFICE PROPERTIES-3.33%
Brandywine Realty Trust                                 257,801        8,613,131
HRPT Properties Trust                                   367,800        4,523,940
                                                                  --------------
                                                                      13,137,071
                                                                  --------------
REGIONAL MALLS-1.39%
General Growth Properties, Inc.                          66,300        4,280,991
Macerich Co. (The)                                       12,900        1,191,444
                                                                  --------------
                                                                       5,472,435
                                                                  --------------
SELF STORAGE FACILITIES-1.46%
Public Storage, Inc.-Series A Dep.
   Shares                                               166,100        4,401,650
U-Store-It Trust                                         67,100        1,350,052
                                                                  --------------
                                                                       5,751,702
                                                                  --------------
SHOPPING CENTERS-2.21%
Inland Real Estate Corp.                                474,900        8,709,666
                                                                  --------------
SPECIALTY PROPERTIES-0.23%
Entertainment Properties Trust                           15,100          909,775
                                                                  --------------
      Total Real Estate Investment Trusts,
         Common Stocks & Other Equity Interests
         (Cost $93,463,493)                                          148,469,284
                                                                  --------------
MONEY MARKET FUNDS-2.34%
Liquid Assets Portfolio-Institutional
   Class (d)                                          4,609,308        4,609,308
Premier Portfolio-Institutional Class (d)             4,609,308        4,609,308
                                                                  --------------
      Total Money Market Funds
         (Cost $9,218,616)                                             9,218,616
                                                                  --------------
TOTAL INVESTMENTS-95.51%
   (Cost $317,609,151)                                               376,418,831
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-4.49%                                   17,691,250
                                                                  --------------
NET ASSETS ATTRIBUTABLE TO COMMON
   SHARES-100.00%                                                 $  394,110,081
                                                                  ==============

Investment Abbreviations:

Dep.  -- Depositary

REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $295,905, which represented 0.08% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Real Estate Income Fund

(b) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2007 was $12,324,600, which represented 3.13% of the Fund's Net Assets.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $5,725,800, which represented 1.45% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Real Estate Income Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Select Real Estate Income Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Select Real Estate Income Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                        CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION      VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)    03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class   $ 6,619,259   $ 58,941,875   $ (60,951,826)        $--        $4,609,308   $111,684        $--
Premier
   Portfolio-
   Institutional Class     6,619,259     58,941,875     (60,951,826)         --         4,609,308    110,714
                         -----------   ------------   --------------        ---        ----------   --------        ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $13,238,518   $117,883,750   $(121,903,652)        $--        $9,218,616   $222,398        $--
                         ===========   ============   ==============        ===        ==========   ========        ===


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $16,187,217 and $309,529,562, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $58,768,563
Aggregate unrealized (depreciation) of investment securities    (1,178,831)
                                                               -----------
Net unrealized appreciation of investment securities           $57,589,732
                                                               ===========

Cost of investments for tax purposes is $318,829,099.

NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Select Real Estate Income Fund (the "Trust"), unanimously approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Trust's sole series portfolio, AIM Select Real Estate Fund, a closed-end fund (the "Fund"), would transfer all of its assets to a newly created open-end fund series portfolio of AIM Counselor Series Trust ("ACST"). This newly created open-end fund will also be named AIM Select Real Estate Income Fund. The Plan was approved by the holders of the Fund Common Shares on February 26, 2007. The reorganization of the Fund as an open-end fund was effective as of the open of business on March 12, 2007.

     Holders of the Fund's Common Shares received Class A shares of AIM Select Real Estate Income Fund, the newly created open-end series portfolio of ACST, in exchange for their Common Shares and the Fund ceased operations. For the 12 month period following the reorganization, Class A shares of AIM Select Real Estate Income Fund, received by the Fund's holders of Common Shares, in connection with the reorganization, will be temporarily subject to a 2.00% redemption fee.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Counselor Series Trust

By:      /s/ PHILLIP A. TAYLOR
         -----------------------------------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    May 30, 2007


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         /s/ PHILLIP A. TAYLOR
By:      -----------------------------------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    May 30, 2007


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.